Cover	Oct. 19, 2026
Cover [Abstract]
Entity Registrant Name	AEHR TEST SYSTEMS
Entity Central Index Key	0001040470
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 19, 2026
Entity Incorporation State Country Code	CA
Entity File Number	000-22893
Entity Tax Identification Number	94-2424084
Entity Address Address Line 1	400 KATO TERRACE
Entity Address City Or Town	FREMONT
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94539
City Area Code	510
Local Phone Number	623-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AEHR
Security Exchange Name	NASDAQ